QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Net revenue	$ 102,103		$ 82,829	$ 75,196	$ 72,728	$ 65,154	$ 57,575	$ 57,745	$ 57,822		$ 332,856		$ 238,296
Cost of revenue (exclusive of depreciation and amortization shown separately below)	74,393		57,777	52,402	50,159	33,450	39,101	38,865	39,118		234,731		161,575
Net income (loss)	(17,867)		1,262	2,134	757	(2,233)	(9,492)	(111)	606	$ 4,153	(13,714)		(11,230)
Net income (loss) attributable to non-controlling interest	(7,481)		2,463	0	0	0	0	0	0	2,463	(5,018)		0
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (10,386)		$ (1,201)	2,134	757	(2,233)	(9,492)	(111)	606	1,690	(8,696)		(11,230)
Earnings per share - Basic (usd per share)	$ (0.32)		$ (0.04)
Earnings per share - Diluted (usd per share)	$ (0.32)		$ (0.04)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Private Placement Warrant liabilities	$ 22,080		$ 9,400			0				9,400	22,080		0
Total liabilities	298,105		273,065			250,363				273,065	298,105		250,363
Additional paid-in capital	(48,027)		(50,271)			0				(50,271)	(48,027)		0
Retained earnings	(3,146)		7,240			0				7,240	(3,146)		0
Total stockholders' deficit	(51,167)		(43,025)			0				(43,025)	(51,167)		0
Non-controlling interest	(44,518)		(37,045)			0				(37,045)	(44,518)		0
Total deficit	(95,685)	[1]	(80,070)			(106,258)				(80,070)	(95,685)	[1]	(106,258)	$ (73,403)
General and administrative expenses			6,807							16,756	30,020		19,927
Income (loss) from operations			2,479							12,916	11,951		(163)
Change in fair value of warrant liabilities	12,680		(3,840)							(3,840)	8,840		0
Net income (loss) before income taxes	(16,683)		2,898							6,054	(10,629)		(11,093)
Net income (loss)	(17,867)		1,262	2,134	757	(2,233)	(9,492)	(111)	606	4,153	(13,714)		(11,230)
Net income (loss) attributable to non-controlling interest	(7,481)		2,463	0	0	0	0	0	0	2,463	(5,018)		0
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (10,386)		$ (1,201)	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ 1,690	$ (8,696)		$ (11,230)
Basic and diluted (usd per share)	$ (0.32)		$ 0.01							$ 0.09	$ (0.23)
Weighted-average shares outstanding - basic and diluted (in shares)	32,369,000		32,294,000							32,294,000	32,335,000
Previously Reported
Quarterly Financial Information Disclosure [Abstract]
Net income (loss)	$ (5,187)		$ (2,178)							$ 713	$ (4,474)
Net income (loss) attributable to non-controlling interest	(1,798)		(3,315)							(424)	(2,222)
Net income (loss) attributable to Digital Media Solutions, Inc.	(3,389)		1,137							1,137	(2,252)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Private Placement Warrant liabilities	0		0							0	0
Total liabilities	276,025		263,665							263,665	276,025
Additional paid-in capital	(40,901)		(43,145)							(43,145)	(40,901)
Retained earnings	1,953		5,342							5,342	1,953
Total stockholders' deficit	(38,942)		(37,797)							(37,797)	(38,942)
Non-controlling interest	(34,663)		(32,873)							(32,873)	(34,663)
Total deficit	(73,605)		(70,670)							(70,670)	(73,605)
General and administrative expenses			6,407							16,356	29,620
Income (loss) from operations			2,879							13,316	12,351
Change in fair value of warrant liabilities	0		0							0	0
Net income (loss) before income taxes	(4,003)		(542)							2,614	(1,389)
Net income (loss)	(5,187)		(2,178)							713	(4,474)
Net income (loss) attributable to non-controlling interest	(1,798)		(3,315)							(424)	(2,222)
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (3,389)		$ 1,137							$ 1,137	$ (2,252)
Basic and diluted (usd per share)	$ (0.10)		$ 0.04							$ 0.04	$ (0.07)
Weighted-average shares outstanding - basic and diluted (in shares)	32,369,000		32,294,000							32,294,000	32,335,000
Revision of Prior Period, Error Correction, Adjustment
Quarterly Financial Information Disclosure [Abstract]
Net income (loss)	$ (12,680)		$ 3,440							$ 3,440	$ (9,240)
Net income (loss) attributable to non-controlling interest	(5,683)		5,777							2,887	(2,796)
Net income (loss) attributable to Digital Media Solutions, Inc.	(6,997)		(2,338)							553	(6,444)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Private Placement Warrant liabilities	22,080		9,400							9,400	22,080
Total liabilities	22,080		9,400							9,400	22,080
Additional paid-in capital	(7,126)		(7,126)							(7,126)	(7,126)
Retained earnings	(5,099)		1,898							1,898	(5,099)
Total stockholders' deficit	(12,225)		(5,228)							(5,228)	(12,225)
Non-controlling interest	(9,855)		(4,172)							(4,172)	(9,855)
Total deficit	(22,080)		(9,400)							(9,400)	(22,080)
General and administrative expenses			400							400	400
Income (loss) from operations			400							(400)	400
Change in fair value of warrant liabilities	12,680		(3,840)							(3,840)	8,840
Net income (loss) before income taxes	(12,680)		3,440							3,440	(9,240)
Net income (loss)	(12,680)		3,440							3,440	(9,240)
Net income (loss) attributable to non-controlling interest	(5,683)		5,777							2,887	(2,796)
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (6,997)		$ (2,338)							$ 553	$ (6,444)
Basic and diluted (usd per share)	$ (0.22)		$ (0.03)							$ 0.05	$ (0.16)
Weighted-average shares outstanding - basic and diluted (in shares)

[1]	As a result of the restatement, the Company’s Proceeds in the Business Combination and Net loss has changed by the fair value of Private Placement Warrant liabilities in Additional Paid-in Capital of $7.1 million, Retained Earnings of $5.1 million and Non-controlling interest of $9.85 million.